Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Profit after tax		£ 3,748	£ 3,561	£ 4,382
Currency translation reserve
Currency translation differences		(93)	(1,209)	2,411
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(840)	1,142	(6,376)
Net (gains)/losses transferred to net profit on disposal		(134)	(102)	68
Net losses/(gains) relating to (release of) impairment		1	(2)	8
Net gains/(losses) due to fair value hedging		318	(849)	4,627
Tax		181	(54)	449
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(1,349)	2,506	(7,290)
Net gains/(losses) transferred to net profit		1,950	1,158	543
Tax		(154)	(1,002)	1,808
Other comprehensive (loss)/income that may be recycled to profit or loss		(120)	1,588	(3,752)
Other comprehensive (loss)/income not recycled to profit or loss:
Retirement benefit remeasurements		(419)	(1,182)	(755)
Own credit		(1,131)	(983)	2,092
Tax		430	609	(156)
Other comprehensive (loss)/income not recycled to profit or loss		(1,120)	(1,556)	1,181
Other comprehensive (loss)/income for the year		(1,240)	32	(2,571)
Total comprehensive income for the year		2,508	3,593	1,811
Attributable to:
Equity holders of the parent		2,508	3,593	1,811
Total comprehensive income for the year		2,508	3,593	1,811
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax		4,965	2,866	2,784
Currency translation reserve
Currency translation differences	[1]	148	(572)	1,149
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(841)	1,140	(6,383)
Net (gains)/losses transferred to net profit on disposal		(134)	(102)	68
Net losses/(gains) relating to (release of) impairment		1	(2)	8
Net gains/(losses) due to fair value hedging		331	(850)	4,626
Tax		180	(54)	449
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(1,285)	2,443	(6,733)
Net gains/(losses) transferred to net profit		1,807	1,006	470
Tax		(146)	(966)	1,707
Other comprehensive (loss)/income that may be recycled to profit or loss		61	2,043	(4,639)
Other comprehensive (loss)/income not recycled to profit or loss:
Retirement benefit remeasurements		(420)	(1,175)	(791)
Own credit		(1,084)	(975)	1,973
Tax		428	608	(138)
Other comprehensive (loss)/income not recycled to profit or loss		(1,076)	(1,542)	1,044
Other comprehensive (loss)/income for the year		(1,015)	501	(3,595)
Total comprehensive income for the year		3,950	3,367	(811)
Attributable to:
Equity holders of the parent		3,950	3,367	(811)
Total comprehensive income for the year		£ 3,950	£ 3,367	£ (811)

[1]	There were no CTR recycling events during 2024, 2023 & 2022.